Fees Summary	Mar. 21, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $1,000,000.
Narrative - Max Aggregate Offering Price	$ 1,000,000
Final Prospectus	true